Recognition of revenue from continuing operations (Tables)	6 Months Ended
Jun. 30, 2019
Under ASC 606
Disaggregation of revenue
For the six-month period ended June 30,
	2019	2018
Time charters (operating leases)	$ 54,234	$ 52,763
Voyage charters (accounted for under Accounting Standard Codification (“ASC”) 606)	$ -	$ 5,471
Total	$ 54,234	$ 58,234